Annual Fund Operating Expenses - GABELLI GOLD FUND INC	Apr. 30, 2026
GABELLI GOLD FUND INC CLASS AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.44%
GABELLI GOLD FUND INC CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.44%
GABELLI GOLD FUND INC CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	2.19%
GABELLI GOLD FUND INC CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.19%